Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—10.5%
2,330	[1]	AMC Networks, Inc.	$55,570
6,188	[1]	Alphabet, Inc., Class A	8,333,380
127		Cable One, Inc.	242,933
3,536	[1]	Charter Communications, Inc.	1,751,133
3,369	[1,2]	Discovery, Inc., Class A	75,533
21,665	[1]	Facebook, Inc.	4,435,042
70,783	[1,2]	MSG Networks, Inc.	840,902
4,769	[1]	Netflix, Inc.	2,002,265
33,732	[1]	TripAdvisor, Inc.	673,628
		TOTAL	18,410,386
		Consumer Discretionary—13.8%
4,569	[1]	Amazon.com, Inc.	11,303,706
87,480	[1,2]	Capri Holdings Ltd.	1,334,070
10,081		Domino's Pizza, Inc.	3,648,616
4,223		eBay, Inc.	168,202
39,345	[1]	Ford Motor Co.	200,266
9,020	[1,2]	Fossil, Inc.	35,719
7,018	[1,2]	GNC Holdings, Inc.	4,039
1,498		Home Depot, Inc.	329,305
7,419		Lowe's Cos., Inc.	777,140
3,249		Nike, Inc., Class B	283,248
98,594	[1,2]	Norwegian Cruise Line Holdings Ltd.	1,616,942
9,850	[1]	Six Flags Entertainment Corp.	197,098
10,746		Starbucks Corp.	824,541
68	[1]	Tesla, Inc.	53,168
14,685	[2]	Tupperware Brands Corp.	47,286
4,942	[1,2]	Under Armour, Inc., Class A	51,496
36,816		V.F. Corp.	2,139,010
38,720		Wyndham Destinations, Inc.	990,070
		TOTAL	24,003,922
		Consumer Staples—3.8%
15,859		Church and Dwight, Inc.	1,109,972
5,148		Clorox Co.	959,793
10,064		Costco Wholesale Corp.	3,049,392
19,190		Flowers Foods, Inc.	427,553
2,310		Hershey Foods Corp.	305,913
589		Kimberly-Clark Corp.	81,565
4,848		PepsiCo, Inc.	641,342
		TOTAL	6,575,530
		Financials—3.9%
11,363		MSCI, Inc., Class A	3,715,701
1,453		Marketaxess Holdings, Inc.	661,130
2,202		S&P Global, Inc.	644,922
17,557		The Travelers Cos., Inc.	1,776,944
3,575		Waddell & Reed Financial, Inc., Class A	52,016
		TOTAL	6,850,713

Shares			Value
		COMMON STOCKS—continued
		Health Care—14.8%
12,837		Abbott Laboratories	$1,182,159
5,543		AbbVie, Inc.	455,635
11,166	[1]	Alexion Pharmaceuticals, Inc.	1,200,010
6,672		Amgen, Inc.	1,596,076
932	[1]	Biogen, Inc.	276,646
731		Cooper Cos., Inc.	209,578
34,435		Eli Lilly & Co.	5,325,028
32,610	[1]	Hologic, Inc.	1,633,761
2,011	[1]	IDEXX Laboratories, Inc.	558,254
1,026	[1]	Jazz Pharmaceuticals PLC	113,116
7,231	[1]	Masimo Corp.	1,546,783
20,756		Merck & Co., Inc.	1,646,781
605	[1]	Mettler-Toledo International, Inc.	435,564
2,549	[1]	Moderna, Inc.	117,228
1,495	[1]	Molina Healthcare, Inc.	245,135
356	[1]	Regeneron Pharmaceuticals, Inc.	187,213
5,643		Stryker Corp.	1,052,024
2,161		UnitedHealth Group, Inc.	632,028
3,600	[1]	Veeva Systems, Inc.	686,880
16,648	[1]	Vertex Pharmaceuticals, Inc.	4,181,978
276	[1]	Waters Corp.	51,612
18,835		Zoetis, Inc.	2,435,554
		TOTAL	25,769,043
		Industrials—8.5%
4,290		Ametek, Inc.	359,802
19,031	[2]	Flowserve Corp.	536,103
1,454		IDEX Corp.	223,378
296,109		KAR Auction Services, Inc.	4,435,713
9,524		Lockheed Martin Corp.	3,705,408
20,193	[1]	Middleby Corp.	1,123,337
3,336		Nielsen Holdings PLC	49,139
586		Norfolk Southern Corp.	100,265
44,180	[2]	Pitney Bowes, Inc.	155,955
6,033	[1]	R.R. Donnelley & Sons Co.	10,316
92,879		Spirit AeroSystems Holdings, Inc., Class A	2,058,199
13,463	[2]	Verisk Analytics, Inc.	2,057,550
		TOTAL	14,815,165
		Information Technology—39.5%
1,876		Accenture PLC	347,416
16,222	[1]	Adobe, Inc.	5,736,748
18,012		Alliance Data Systems Corp.	901,861
47,815		Apple, Inc.	14,048,047
2,377		Applied Materials, Inc.	118,089
4,991	[1]	Arista Networks, Inc.	1,094,526
6,030	[1]	Atlassian Corp. PLC	937,605
577		Automatic Data Processing, Inc.	84,640
1,696	[2]	Booz Allen Hamilton Holding Corp.	124,554
51,813	[1]	Cadence Design Systems, Inc.	4,203,589
335		Citrix Systems, Inc.	48,578
9,754		Cognizant Technology Solutions Corp.	565,927
25,892	[1]	DocuSign, Inc.	2,712,187

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
22,915	[1]	Dynatrace Holdings LLC	$684,013
29,815	[1]	Fortinet, Inc.	3,212,268
1,745		Henry Jack & Associates, Inc.	285,395
6,449		Intuit, Inc.	1,740,005
21,329	[1]	Keysight Technologies, Inc.	2,064,007
1,673		Lam Research Corp.	427,083
14,154		Mastercard, Inc.	3,891,925
72,538		Microsoft Corp.	12,999,535
5,449		NVIDIA Corp.	1,592,634
21,875		Paychex, Inc.	1,498,875
13,893	[1]	PayPal Holdings, Inc.	1,708,839
35,344		Qualcomm, Inc.	2,780,513
4,140	[1]	RingCentral, Inc.	946,114
121,906	[1]	Sabre Corp.	886,257
11,216		Skyworks Solutions, Inc.	1,165,118
332	[1]	Synopsys, Inc.	52,164
636		Universal Display Corp.	95,476
8,389	[1]	Verisign, Inc.	1,757,412
2,450		Xilinx, Inc.	214,130
		TOTAL	68,925,530
		Materials—0.2%
467		Avery Dennison Corp.	51,552
2,216		Grace (W.R.) & Co.	104,662
905		Scotts Miracle-Gro Co.	112,247
152		Sherwin-Williams Co.	81,528
		TOTAL	349,989
		Real Estate—3.3%
4,680		American Tower Corp.	1,113,840
276		Equinix, Inc.	186,355
15,169		SBA Communications, Corp.	4,397,797
		TOTAL	5,697,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $135,304,405)	171,398,270
		INVESTMENT COMPANIES—3.4%
3,151,595		Federated Government Obligations Fund, Premier Shares, 0.22%[3]	3,151,595
2,724,481		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3]	2,725,571
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,874,658)	5,877,166
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $141,179,063)	177,275,436
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[4]	(3,038,332)
		TOTAL NET ASSETS—100%	$174,237,104

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	145,725	2,521,943	2,667,668
Purchases/Additions	16,310,337	28,812,706	45,123,043
Sales/Reductions	(13,304,467)	(28,610,168)	(41,914,635)
Balance of Shares Held 4/30/2020	3,151,595	2,724,481	5,876,076
Value	$3,151,595	$2,725,571	$5,877,166
Change in Unrealized Appreciation/Depreciation	N/A	$1,920	$1,920
Net Realized Gain/(Loss)	N/A	$(1,511)	$(1,511)
Dividend Income	$5,261	$27,343	$32,604
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,938,486	$3,151,595
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.